Major Customers and Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2020
Risks and Uncertainties [Abstract]
Schedule of Customer Concentrations

At September 30, 2020 and 2019, the Company had the following customer concentrations:

	Revenues		Accounts Receivable
	2020	2019	2020	2019
Customer A	*	*	21%	*
Customer B	*	*	13%	*
Customer C	22%	*	*	*
Customer D	*	*	*	72%
* = < 10%